Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings and Long-Term Debt [Abstract]
Long Term Debt [Table Text Block]

		December 31,
		2012		2011
		Weighted Average Rate	Amount	Weighted Average Rate	Amount
Federal Home Loan Bank Advances:
	Maturing by December 31,

	2013	0.31	$17,000,000	-	$-
	2016	4.28	55,000,000	4.28	57,000,000
	2017	4.39	55,000,000	4.37	56,500,000
	2018	-	-	2.51	10,500,000

		3.75%	127,000,000	4.33%	124,000,000
(1) Fair Value Adjustments
			-		1,406,986

			$127,000,000		$125,406,986

Trust Preferred Junior Subordinated Debenture [Table Text Block]

		2012		2011
		Coupon Rate	Amount	Coupon Rate	Amount
Trust preferred junior subordinated debenture:
	Maturing by December 31,

	2034	2.958%	$4,124,000	3.21%	$4,124,000

Short-term Borrowings [Table Text Block]

	December 31,
	2012	2011	2010
	(In Thousands)

Average balance outstanding during the year	$145	$-	$-
Highest month-end balance during the year	$17,000	$-	$-
Average interest rate during the year	0.31%	$-	$-
Weighted average interest rate at year-end	0.31%	$-	$-